SCHEDULE OF LOANS FROM RELATED PARTIES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total loans payable to related parties	$ 1,020,440	$ 2,933,819
Subtotal		2,933,819	$ 425,551
Other loans payable to related parties, non-current	1,812	1,729
Loan payable to related parties for the acquisition of wealth dynamics [member]
IfrsStatementLineItems [Line Items]
Total loans payable to related parties			425,551
Other loans payable to related parties, non-current
Subtotal			425,551
Other loans payable to related parties [member]
IfrsStatementLineItems [Line Items]
Total loans payable to related parties	1,018,628	2,932,090
Other loans payable to related parties, non-current	$ 1,812	1,729
Other loans payable to related parties, non-current		$ 1,729